Trade and other receivables -Summary of detailed information about trade and other receivables (Detail) - USD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Schedule of Detailed Information About Trade and Other Receivables [Abstract]
Trade receivables	$ 12,798	$ 10,659
Sales taxes receivable	220	538
Other receivables	5	848
Total	$ 13,023	$ 12,045